ESSENTIAL 40 STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.9%
	AEROSPACE & DEFENSE - 4.6%
3,781	Boeing Company (a)	$ 829,930
2,316	Lockheed Martin Corporation	833,296
		1,663,226
	AUTOMOTIVE - 2.3%
17,373	General Motors Company (a)	851,451

	BANKING - 2.5%
5,664	JPMorgan Chase & Company	905,957

	BIOTECH & PHARMA - 4.5%
12,036	Bristol-Myers Squibb Company	804,727
4,907	Johnson & Johnson	849,549
		1,654,276
	CABLE & SATELLITE - 2.5%
15,178	Comcast Corporation, Class A	921,001

	CHEMICALS - 4.8%
13,285	Dow, Inc.	835,627
15,225	Nutrien Ltd.	924,005
		1,759,632
	COMMERCIAL SUPPORT SERVICES - 2.8%
6,681	Waste Management, Inc.	1,036,290

	CONTAINERS & PACKAGING - 2.5%
15,009	International Paper Company	901,891

	DIVERSIFIED INDUSTRIALS - 5.0%
4,734	3M Company	921,899
8,536	General Electric Company	899,780
		1,821,679
	E-COMMERCE DISCRETIONARY - 2.4%
251	Amazon.com, Inc.(a)	871,168

ESSENTIAL 40 STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	ELECTRIC UTILITIES - 2.5%
8,758	Duke Energy Corporation	$ 916,612

	HEALTH CARE FACILITIES & SERVICES - 4.9%
10,280	CVS Health Corporation	888,089
2,168	UnitedHealth Group, Inc.	902,473
		1,790,562
	HOME CONSTRUCTION - 2.3%
14,001	Masco Corporation	850,141

	INSTITUTIONAL FINANCIAL SERVICES - 2.2%
3,931	CME Group, Inc.	792,961

	INSURANCE - 5.2%
3,350	Berkshire Hathaway, Inc., Class B(a)	957,330
5,073	Chubb Ltd.	933,026
		1,890,356
	INTERNET MEDIA & SERVICES - 6.7%
445	Alphabet, Inc., Class A(a)	1,287,808
3,045	Facebook, Inc., Class A(a)	1,155,212
		2,443,020
	MACHINERY - 2.7%
7,376	Xylem, Inc.	1,005,423

	OIL & GAS PRODUCERS - 4.7%
35,920	Enterprise Products Partners, L.P.	799,579
16,695	Exxon Mobil Corporation	910,211
		1,709,790
	RETAIL - CONSUMER STAPLES - 2.7%
2,148	Costco Wholesale Corporation	978,393

	RETAIL - DISCRETIONARY - 2.6%
2,883	Home Depot, Inc. (The)	940,377

ESSENTIAL 40 STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	SEMICONDUCTORS - 2.2%
15,172	Intel Corporation	$ 820,198

	SOFTWARE - 8.7%
3,595	Microsoft Corporation	1,085,259
12,406	Oracle Corporation	1,105,747
2,144	Palo Alto Networks, Inc.(a)	988,470
		3,179,476
	TECHNOLOGY HARDWARE - 2.5%
6,063	Apple, Inc.	920,545

	TECHNOLOGY SERVICES - 5.0%
4,641	Automatic Data Processing, Inc.	970,155
3,673	Visa, Inc., Class A	841,484
		1,811,639
	TELECOMMUNICATIONS - 2.0%
13,609	Verizon Communications, Inc.	748,495

	TRANSPORTATION & LOGISTICS - 4.5%
19,842	Delta Air Lines, Inc. (a)	802,410
3,188	FedEx Corporation	847,020
		1,649,430
	WHOLESALE - CONSUMER STAPLES - 4.6%
15,026	Archer-Daniels-Midland Company	901,559
10,084	Sysco Corporation	803,191
		1,704,750

	TOTAL COMMON STOCKS (Cost $30,534,722)	36,538,739

	TOTAL INVESTMENTS - 99.9% (Cost $30,534,722)	$ 36,538,739
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%	53,085
	NET ASSETS - 100.0%	$ 36,591,824

LP	- Limited Partnership
LTD	- Limited Company

(a)	Non-income producing security.